Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities) In Millions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 170.5	[1]	7,593.5	[1]	12,659.1	[1]
Delinquencies	7.9		352.7		253.2
Credit losses	6.4		282.9		197.9
Retained interest in sold receivables	$ 8.1		359.7		768.6

[1]	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively